Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases
7. Leases
Operating Leases
In July 2017, the Company entered into a lease of office and laboratory space at 100 Binney Street in Cambridge, Massachusetts for the Company’s corporate headquarters. The lease commenced in March 2018 and rent commenced in June 2018. This lease has a non-cancelable
term of eight years with an option to extend for one additional three-year period.
Upon commencement of the lease, the Company recorded an operating lease liability in the amount of $9.5 million and related operating lease right-of-use
asset in the amount of $9.8 million. Upfront payments totaling $0.3 million for rent and tenant improvements were included as a reduction in the calculation of the lease liability amount upon the commencement of the lease. There were no tenant obligation payments made for leasehold improvements for the periods ended December 31, 2020 and 2019. The fixed annual rent payable under the lease is $1.7 million, increasing by 3% annually from the rent commencement date. The minimum rent payments to be paid over the non-cancelable
term of this lease totaled $15.6 million. The additional rental payments associated with the renewal option are not included in the calculation of the operating lease right-of-use
asset and associated operating lease liability as the renewal is not considered probable of occurring. The lease agreement required the Company to provide a letter of credit for $0.6 million that is collateralized with cash that is recorded as restricted cash in the accompanying balance sheet.
In September 2019, the Company entered into a new lease for office and laboratory space at 201 Brookline Avenue in Boston, Massachusetts. As of December 31, 2020, the space was undergoing construction and the lease is expected to commence in 2022. The Company is not deemed to be the accounting owner of the construction project due to the nature of the work being performed and the Company’s lack of control over the project. In conjunction with executing the lease, the Company provided the landlord a letter of credit for $1.7 million. The letter of credit is collateralized with cash that is recorded as restricted cash in the accompanying balance sheet as of December 31, 2020. Upon delivery date notice of the lease, which is estimated to occur in the second half of 2021, the Company will be required to provide an additional letter of credit in the amount of $1.7 million.
Upon commencement of the 201 Brookline Avenue lease, the Company will determine the appropriate classification of the lease, the amount of the associated lease liability and the amount of the right-of-use
asset that will be recognized on the balance sheet. The lease has a non-cancelable
term of ten years with an option to extend for up to two five-year periods. The fixed annual rent payable under the lease is $5.1 million, increasing by

3%
annually from the rent commencement date. The Company is entitled to a tenant improvements allowance of up to $
12.7
 million.
The Company’s rent payments for the lease at 100 Binney Street are classified as operating lease costs in the chart below. The lease is a net lease and therefore the non-lease
components, such as common area maint
e
nance, are paid separately from rent based on actual costs incurred; therefore, the non-lease
components are not included in the
right-of-use
asset and liability and are reflected as an expense in the period incurred. The non-lease
components are classified as variable costs in the chart below. As of December 31, 2020 and 2019, assets under the operating lease totaled $7.5 million and $8.4 million, respectively. The elements of lease cost were as follows:

	Year Ended December 31,
Operating leases	2020	2019
Operating lease cost	$1,889	$1,889
Short-term lease cost	93	36
Variable lease cost	643	541

Total operating lease costs	$2,625	$2,466

Other information	December 31, 2020	December 31, 2019
Operating cash flows used for operating leases	$1,782	$1,735
Weighted average remaining lease term in years	5.5	6.5
Weighted average discount rate	12%	12%
Future minimum lease payments under
non-cancelable
leases that have commenced as of December 31, 2020 are as follows:

Year Ended December 31,	Maturity of Lease Liabilities
2021	$1,836
2022	1,891
2023	1,948
2024	2,007
2025	2,067
Thereafter	1,046

Total lease payments	10,795
Less: imputed interest	(2,911)

Total operating lease liabilities	$7,884